Net Loss Per Share (Details) - Schedule of antidilutive and reduce the net loss per common stock - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Antidilutive and Reduce the Net Loss Per Common Stock [Abstract]
Series A preferred stock		4,646,698
Public and private warrants	10,378,750
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	16,277,693
2021 Bridge Debentures [Member]
Schedule of Antidilutive and Reduce the Net Loss Per Common Stock [Abstract]
Bridge Debentures		6,759,642